Equity-Accounted Investees - Details and movement of equity-accounted investees (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2019
Disclosure of details and movement of equity accounted investees [Line Items]
Group's share of loss for the year		€ (652,974)	€ (422,216)	€ (387,565)
Equity- Accounted Investees		0	(253,486)	(387,565)
Unrecognized share of losses		(821,704)
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Disclosure of details and movement of equity accounted investees [Line Items]
Group's share of loss for the year	€ (271,727)	(652,974)	(422,216)	(387,565)
Equity- Accounted Investees	(713,816)	0	0	253,486	€ 641,051
Equity- Accounted Investees		0	(253,486)	(387,565)
Unrecognized share of losses	(442,089)	(821,704)	(168,730)	0	€ 0
Unrecognized share of losses	(379,615)	€ (652,974)	€ (168,730)	€ 0
Equity- Accounted Investees - Capital increase	€ 713,816